Annual Operating Expenses {- Templeton Developing Markets VIP Fund} - FTVIP Class 1-59 - Templeton Developing Markets VIP Fund - Class 1	Oct. 01, 2020
Operating Expenses:
Management fees	1.05%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	1.16%	[1]

[1]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.